Note 12 - Related Party Transactions	12 Months Ended
Mar. 31, 2022
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

12.   RELATED PARTY TRANSACTIONS

The Company has engaged Metal Edge Partners, LLC (“Metal Edge”) to provide services that include strategic advisory services, risk management services, procurement advisory services, steel market analytics and macro-economic analytics. Tim Stevenson serves as a member of our Board of Directors and serves as Chief Executive Officer of Metal Edge. For the fiscal year ended  March 31, 2021, we paid Metal Edge $144,000 related to these services. Our agreement with Metal Edge may be terminated by either party, without cause, upon ninety days prior written notice. The Company did not have any related party transactions during fiscal year ended March 31, 2022 that exceeded the $120,000 disclosure threshold.